Commitments And Contingencies	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

NOTE I—COMMITMENTS AND CONTINGENCIES

Legal Proceedings: The Company may from time to time be involved in legal proceedings arising from the normal course of business. There are no pending or threatened legal proceedings involving the Company or its subsidiaries as of December 31, 2012 and 2011.

Due to the nature of the Company’s operations, it is possible that the Company’s existing properties have or properties that the Company will acquire in the future have asbestos or other environmental related liabilities. As of December 31, 2012 and 2011, the Company is not aware of any claims or potential liabilities that would need to be accrued or disclosed.

Property Management Agreements: The Company has entered into property management agreements with third parties. The property management agreements generally commence at the acquisition date of each multifamily real estate investment and have initial terms of twelve months. At the expiration of the initial terms, the agreements shall continue in effect until terminated by either party upon thirty days’ notice. The agreements provide for monthly management fees that range from 3.0% to 4.0% of gross monthly collections of rent. The total property management fees for the years ended December 31, 2012 and 2011 were approximately $330,000 and $300,000 and are included in property operating expenses in the accompanying consolidated statements of operations.

The Company leases office space for the Company’s headquarters in Aventura, Florida for a total of approximately $181,000 annually, including expenses. Rent expense included in the accompanying statement of operations was approximately $131,000 and $53,000, respectively, for the years ended December 31, 2012 and 2011.

The following is a summary of approximate future minimum rentals under the non-cancellable operating lease as of December 31, 2012:

Year Ending December 31,	Future Minimum Rents
2013	193,941
2014	80,809

Guarantee: In connection with the recapitalization transaction described above, as a condition to closing, the Company and the Operating Partnership were required to become co-guarantors (and, with respect to certain properties, co-environmental indemnitors) on certain outstanding mortgage indebtedness related to the properties contributed as part of the recapitalization transaction discussed in Note A. in order to replace, and cause the release of, TSPFI and BREF as the guarantors and environmental indemnitors under the existing guarantees and environmental indemnity agreements, as applicable. The Company’s position as a co-guarantor and co-indemnitor with respect to the contributed properties could result in partial or full recourse liability to the Company or the Operating Partnership in the event of the occurrence of certain prohibited acts set forth in such agreements.

Other Contingencies: In the ordinary course of our business, we issue letters of intent indicating a willingness to negotiate for acquisitions, dispositions, or joint ventures and also enter into arrangements contemplating various transactions. Such letters of intent and other arrangements are typically non-binding as to either party unless and until a definitive contract is entered into by the parties. Even if definitive contracts relating to the purchase or sale of real property are entered into, these contracts generally provide the purchaser with time to evaluate the property and conduct due diligence, during which periods the purchaser will have the ability to terminate the contracts without penalty or forfeiture of any deposit or earnest money. There can be no assurance definitive contracts will be entered into with respect to any matter covered by letters of intent or we will consummate any transaction contemplated by any definitive contract. Furthermore, due diligence periods for real property are frequently extended as needed. An acquisition or sale of real property generally becomes probable at the time the due diligence period expires and the definitive contract has not been terminated. We are then at risk under a real property acquisition contract unless the agreement provides for a right of termination, but generally only to the extent of any earnest money deposits associated with the contract, and are obligated to sell under a real property sales contract. As of December 31, 2012, we had earnest money deposits of approximately $1.8 million included in prepaid expenses and other assets in the accompanying balance sheets, of which approximately $1.5 million was non-refundable. There were no deposits as of December 31, 2011.

NOTE I—COMMITMENTS AND CONTINGENCIES

Legal Proceedings: The Company may from time to time be involved in legal proceedings arising from the normal course of business. There are no pending or threatened legal proceedings involving the Company or its subsidiaries as of December 31, 2012 and 2011.

Due to the nature of the Company’s operations, it is possible that the Company’s existing properties have or properties that the Company will acquire in the future have asbestos or other environmental related liabilities. As of December 31, 2012 and 2011, the Company is not aware of any claims or potential liabilities that would need to be accrued or disclosed.

Property Management Agreements: The Company has entered into property management agreements with third parties. The property management agreements generally commence at the acquisition date of each multifamily real estate investment and have initial terms of twelve months. At the expiration of the initial terms, the agreements shall continue in effect until terminated by either party upon thirty days’ notice. The agreements provide for monthly management fees that range from 3.0% to 4.0% of gross monthly collections of rent. The total property management fees for the years ended December 31, 2012 and 2011 were approximately $330,000 and $300,000 and are included in property operating expenses in the accompanying consolidated statements of operations.

The Company leases office space for the Company’s headquarters in Aventura, Florida for a total of approximately $181,000 annually, including expenses. Rent expense included in the accompanying statement of operations was approximately $131,000 and $53,000, respectively, for the years ended December 31, 2012 and 2011.

The following is a summary of approximate future minimum rentals under the non-cancellable operating lease as of December 31, 2012:

Year Ending December 31,	Future Minimum Rents
2013	193,941
2014	80,809

Guarantee: In connection with the recapitalization transaction described above, as a condition to closing, the Company and the Operating Partnership were required to become co-guarantors (and, with respect to certain properties, co-environmental indemnitors) on certain outstanding mortgage indebtedness related to the properties contributed as part of the recapitalization transaction discussed in Note A. in order to replace, and cause the release of, TSPFI and BREF as the guarantors and environmental indemnitors under the existing guarantees and environmental indemnity agreements, as applicable. The Company’s position as a co-guarantor and co-indemnitor with respect to the contributed properties could result in partial or full recourse liability to the Company or the Operating Partnership in the event of the occurrence of certain prohibited acts set forth in such agreements.

Other Contingencies: In the ordinary course of our business, we issue letters of intent indicating a willingness to negotiate for acquisitions, dispositions, or joint ventures and also enter into arrangements contemplating various transactions. Such letters of intent and other arrangements are typically non-binding as to either party unless and until a definitive contract is entered into by the parties. Even if definitive contracts relating to the purchase or sale of real property are entered into, these contracts generally provide the purchaser with time to evaluate the property and conduct due diligence, during which periods the purchaser will have the ability to terminate the contracts without penalty or forfeiture of any deposit or earnest money. There can be no assurance definitive contracts will be entered into with respect to any matter covered by letters of intent or we will consummate any transaction contemplated by any definitive contract. Furthermore, due diligence periods for real property are frequently extended as needed. An acquisition or sale of real property generally becomes probable at the time the due diligence period expires and the definitive contract has not been terminated. We are then at risk under a real property acquisition contract unless the agreement provides for a right of termination, but generally only to the extent of any earnest money deposits associated with the contract, and are obligated to sell under a real property sales contract. As of December 31, 2012, we had earnest money deposits of approximately $1.8 million included in prepaid expenses and other assets in the accompanying balance sheets, of which approximately $1.5 million was non-refundable. There were no deposits as of December 31, 2011.